                                                             File No. 333-100989

                              As filed May 9, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                      |_| Pre-Effective Amendment No. ____
                        |X|Post-Effective Amendment No. 2
                        (Check appropriate box or boxes)

                        Gartmore Variable Insurance Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                              Kristin H. Ives, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title  of the  securities  being  registered:  Class  IV  Shares  of  beneficial interest, without par value, of Gartmore Variable Insurance Trust. No filing fee is due because  Registrant is relying on Section 24(f) of the Investment Company
Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                     Part A

     Part A, the definitive  Prospectus/Proxy Statement dated December 20, 2002, has been filed  pursuant to Rule  497(b) on January 2, 2003 and is  incorporated herein by reference.

                                     Part B

     Part B, the definitive  Statement of Additional  Information dated December
20,  2002 (as  updated  April 2, 2003) has been filed as part of  Post-Effective
Amendment No. 1 to the Registration Statement on Form N-14 on April 2, 2003, and
is incorporated herein by reference.

                                      A-1

                            REGISTRATION STATEMENT OF

                        GARTMORE VARIABLE INSURANCE TRUST

                                       ON

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 15. Indemnification

Section 5.1 of GVIT's Amended Declaration of Trust provides as follows:

          No Shareholder shall be subject to any personal  liability  whatsoever to any Persons in connection  with Trust Property or the acts,  obligations or affairs of the Trust.  No  Trustee,  officer,  employee  or agent of the
     Trust shall be subject to any personal liability  whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance,  gross  negligence or reckless  disregard for his duty to such
     Person;  and all such Persons  shall look solely to the Trust  Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder,  Trustee,  officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability,  he shall not, on account thereof,  be held to any personal liability.  The Trust shall  indemnify and hold each  Shareholder  harmless from and against all claims and liabilities,  to which such Shareholder may become  subject by reason of his being or having  been a  Shareholder,  and
     shall  reimburse  such   Shareholder  for  all  legal  and  other  expenses
     reasonably  incurred by him in connection with any such claim or liability.
     The rights  accruing  to a  Shareholder  under this  Section  5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall  anything  herein  contained  restrict  the right of the Trust to indemnify or reimburse a  Shareholder  in any  appropriate  situation  even though not specifically provided herein.

     With  respect to  liability of Gartmore  Mutual  Funds  Capital  Trust (the
"Adviser"),  the investment  adviser to the GVIT Acquiring  Funds,  reference is made to Section 7 of the  Investment  Advisory  Agreement  between  GVIT and the
Adviser incorporated by reference herein.

     With  respect to a  sub-adviser's  indemnification  of the  Adviser and its affiliated and controlling  persons,  and the Adviser's  indemnification of each sub-adviser  and its affiliated and  controlling  persons,  reference is made to
Section 10 of each of the  sub-advisory  agreements  incorporated  by  reference herein.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees,  officers and controlling persons of GVIT pursuant to the

                                      C-1

foregoing provisions, or otherwise, GVIT has been advised that in the opinion of the Securities and Exchange  Commission (the "Commission") such  indemnification is  against  public  policy  as  expressed  in the 1933  Act and is,  therefore, unenforceable.  In the  event  that a claim  for  indemnification  against  such liabilities  (other than the  payment by GVIT of expenses  incurred or paid by a trustee,  officer or controlling person of GVIT in the successful defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling person in connection with the securities being registered,  GVIT will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed documents indicated below, except as otherwise noted:

     (1)  Copies of the charter of GVIT as now in effect:

          (a)  Amended  Declaration  of Trust  of  Gartmore  Variable  Insurance
               Trust, amended as of March 13, 2003,  previously filed as Exhibit
               1(a)  with  Pre-Effective  Amendment  No.  1 to the  Registration
               Statement on Form N-14 (File No.  333-103908)  on April 28, 2003,
               and herein incorporated by reference.

     (2)  Copies of the existing by-laws or corresponding instruments of GVIT:

          (a)  Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,   of  GVIT   previously   filed  as   Exhibit   23(b)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of GVIT:

          Not Applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it:

          (a)  Agreement and Plan of  Reorganization  between Market Street Fund and GVIT,  dated  October 30, 2002,  previously  filed as Exhibit
               4(a)  with  the  GVIT  Registration  Statement  on  Form  N-14 on
               November 4, 2002, and herein incorporated by reference.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the charter or by-laws of GVIT:

                                      C-2

          (a)  Article VI of the Amended Declaration of Trust and Article III of
               the Amended Bylaws as previously  incorporated by reference above to this  Registration  Statement  as Exhibits  (1)(a) and (2)(a),
               respectively, define the rights of holders of shares.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the GVIT Acquiring Funds:

          (a)  Investment  Advisory  Agreement  dated  November  1,  1997  among
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance   Trust)  and  Nationwide   Advisory   Services,   Inc.
               previously   filed  as  Exhibit   23(d)(1)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

               (1)  Amendment dated September 1, 1999 to the Investment Advisory
                    Agreement among  Nationwide  Separate the Account Trust (now known as  Gartmore  Variable  Insurance  Trust),  Nationwide
                    Advisory  Services,  Inc. and Villanova  Mutual Fund Capital
                    Trust (now known as  Gartmore  Mutual  Fund  Capital  Trust)
                    previously filed as Exhibit  23(d)(1)(a) with Post-Effective
                    Amendment No. 55 to the Registration  Statement on Form N-1A
                    on October 15, 2002, and herein incorporated by reference.

               (2)  Amended  Exhibit A effective  May 1, 2001 to the  Investment
                    Advisory  Agreement among Nationwide  Separate Account Trust
                    (now  known  as  Gartmore  Variable   Insurance  Trust)  and
                    Villanova  Mutual Fund Capital  Trust (now known as Gartmore
                    Mutual  Fund  Capital  Trust)  previously  filed as  Exhibit
                    23(d)(1)(b)  with  Post-Effective  Amendment  No.  55 to the
                    Registration Statement on Form N-1A on October 15, 2002, and
                    herein incorporated by reference.

               (3)  Amended  Exhibit A dated  December 1, 2001 to the Investment
                    Advisory  Agreement among Nationwide  Separate Account Trust
                    (now  known  as  Gartmore  Variable   Insurance  Trust)  and
                    Villanova  Mutual Fund Capital  Trust (now known as Gartmore
                    Mutual   Fund   Capital   Trust)   previously   filed   with
                    Post-Effective   Amendment   No.  51  to  the   Registration
                    Statement  on  Form  N-1A  on  March  1,  2002,  and  herein incorporated by reference.

               (4)  Exhibit  A,  as  proposed  to  be  further   amended  as  of
                    __________,  2002 to the Investment Advisory Agreement among
                    Gartmore  Variable  Insurance Trust and Gartmore Mutual Fund
                    Capital Trust previously  filed as Exhibit  23(d)(1)(d) with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form N-1A on  October  15,  2002,  and  herein incorporated by reference.

          (b)  Subadvisory Agreements for the GVIT Small Company Fund.

                                      C-3

               (1)  Subadvisory   Agreement   dated   October   20,  1995  among
                    Nationwide  Separate  Account  Trust (now known as  Gartmore
                    Variable Insurance Trust),  Nationwide  Financial  Services,
                    Inc. (now known as Nationwide  Advisory Services,  Inc.) and
                    The  Dreyfus   Corporation   previously   filed  as  Exhibit
                    23(d)(3)(a)  with  Post-Effective  Amendment  No.  55 to the
                    Registration Statement on Form N-1A on October 15, 2002, and
                    herein incorporated by reference.

                    (a)  Amendment  dated  September 1, 1999 to the  Subadvisory
                         Agreement among Nationwide  Separate Account Trust (now
                         known as Gartmore Variable Insurance Trust), Nationwide
                         Advisory Services,  Inc., Villanova Mutual Fund Capital
                         Trust (now known as Gartmore Mutual Fund Capital Trust)
                         and The Dreyfus Corporation previously filed as Exhibit
                         23(d)(3)(a)(1) with Post-Effective  Amendment No. 55 to
                         the Registration  Statement on Form N-1A on October 15,
                         2002, and herein incorporated by reference.

               (2)  Subadvisory   Agreement   dated   October   20,  1995  among
                    Nationwide  Separate  Account  Trust (now known as  Gartmore
                    Variable Insurance Trust),  Nationwide  Financial  Services,
                    Inc. (now known as Nationwide  Advisory Services,  Inc.) and
                    Neuberger & Berman, L.P. (now known as Neuberger Berman LLC)
                    previously filed as Exhibit  23(d)(3)(b) with Post-Effective
                    Amendment No. 55 to the Registration  Statement on Form N-1A
                    on October 15, 2002, and herein incorporated by reference.

                    (a)  Amendment  dated  September 1, 1999 to the  Subadvisory
                         Agreement among Nationwide  Separate Account Trust (now
                         known as Gartmore Variable Insurance Trust), Nationwide
                         Financial  Services,  Inc.  (now  known  as  Nationwide
                         Advisory Services, Inc.), Villanova Mutual Fund Capital
                         Trust (now known as Gartmore Mutual Fund Capital Trust)
                         and  Neuberger & Berman,  L.P.  (now known as Neuberger
                         Berman LLC) previously filed as Exhibit  23(d)(3)(b)(1)
                         with   Post-Effective   Amendment   No.   55   to   the
                         Registration  Statement  on Form  N-1A on  October  15,
                         2002, and herein incorporated by reference.

               (3)  Subadvisory   Agreement   dated   October   20,  1995  among
                    Nationwide  Separate  Account  Trust (now known as  Gartmore
                    Variable  Insurance Trust),  Nationwide  Advisory  Services,
                    Inc.,  Villanova  Mutual  Fund  Capital  Trust (now known as
                    Gartmore  Mutual Fund  Capital  Trust),  and Strong  Capital
                    Management,  Inc.  previously  filed as Exhibit  23(d)(3)(c)
                    with  Post-Effective

                                      C-4

                    Amendment No. 55 to the Registration  Statement on Form N-1A
                    on October 15, 2002, and herein incorporated by reference.

                    (a)  Amendment  dated  September 1, 1999 to the  Subadvisory
                         Agreement among Nationwide  Separate Account Trust (now
                         known as Gartmore Variable Insurance Trust), Nationwide
                         Advisory Services,  Inc., Villanova Mutual Fund Capital
                         Trust (now known as Gartmore Mutual Fund Capital Trust)
                         and Strong Capital Management, Inc. previously filed as
                         Exhibit  23(d)(3)(c)(1) with  Post-Effective  Amendment
                         No. 55 to the  Registration  Statement  on Form N-1A on
                         October 15, 2002, and herein incorporated by reference.

               (4)  Subadvisory Agreement dated October 1, 2000 among Nationwide
                    Separate  Account  Trust  (now  known as  Gartmore  Variable
                    Insurance  Trust),  Villanova Mutual Fund Capital Trust (now
                    known as Gartmore  Mutual Fund Capital  Trust) and Waddell &
                    Reed  Investment  Management  Company  previously  filed  as
                    Exhibit 23(d)(4)(b) with Post-Effective  Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002,
                    and herein incorporated by reference.

                    (a)  Amendment  effective January 5, 2001 to the Subadvisory
                         Agreement among Nationwide  Separate Account Trust (now
                         known as Gartmore Variable Insurance Trust),  Villanova
                         Mutual Fund Capital Trust (now known as Gartmore Mutual
                         Fund  Capital  Trust)  and  Waddell  & Reed  Investment
                         Management   Company   previously   filed  as   Exhibit
                         23(d)(3)(d)  with  Post-Effective  Amendment  No. 55 to
                         Registration  Statement  on Form  N-1A on  October  15,
                         2002, and herein incorporated by reference.

               (5)  Subadvisory Agreement dated August 15, 2001 among Nationwide
                    Separate  Account  Trust  (now  known as  Gartmore  Variable
                    Insurance  Trust),  Villanova Mutual Fund Capital Trust (now
                    known as Gartmore  Variable  Mutual Fund Capital  Trust) and
                    Gartmore  Global  Partners   previously   filed  as  Exhibit
                    23(d)(3)(e)  with  Post-Effective  Amendment  No.  55 to the
                    Registration Statement on Form N-1A on October 15, 2002, and
                    herein incorporated by reference.

          (c)  Subadvisory Agreements for the other subadvised funds.

               (1)  Subadvisory   Agreement   dated   October   31,  1997  among
                    Nationwide  Separate  Account  Trust (now known as  Gartmore

                                      C-5

                    Variable  Insurance Trust),  Nationwide  Advisory  Services,
                    Inc.  and The  Dreyfus  Corporation  for the GVIT  Small Cap
                    Value  Fund  previously  filed as Exhibit  23(d)(5)(d)  with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form N-1A on  October  15,  2002,  and  herein incorporated by reference.

                    (a)  Amendment  dated  September 1, 1999 to the  Subadvisory
                         Agreement among Nationwide  Separate Account Trust (now
                         known as Gartmore Variable Insurance Trust), Nationwide
                         Advisory Services,  Inc., Villanova Mutual Fund Capital
                         Trust  (now  known  as  Gartmore  Mutual  Fund  Capital
                         Trust), and The Dreyfus Corporation previously filed as
                         Exhibit  23(d)(5)(d)(1) with  Post-Effective  Amendment
                         No. 55 to the  Registration  Statement  on Form N-1A on
                         October 15, 2002, and herein incorporated by reference.

               (2)  Subadvisory  Agreement  dated May 1, 2000  among  Nationwide
                    Separate  Account  Trust  (now  known as  Gartmore  Variable
                    Insurance  Trust),  Villanova Mutual Fund Capital Trust (now
                    known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan
                    Investment  Management  Inc.  for  the  GVIT  Balanced  Fund
                    previously filed as Exhibit  23(d)(5)(g) with Post-Effective
                    Amendment No. 55 to the Registration  Statement on Form N-1A
                    on October 15, 2002, and herein incorporated by reference.

               (3)  Subadvisory  Agreement  dated  May 1,  2002  among  Gartmore
                    Variable Insurance Trust, Gartmore Mutual Fund Capital Trust
                    and Van Kampen  Asset  Management,  Inc.  for the GVIT Value
                    Fund   previously   filed  as   Exhibit   23(d)(5)(k)   with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form N-1A on  October  15,  2002,  and  herein incorporated by reference.

               (4)  Proposed Subadvisory  Agreement dated _______ __, 2002 among
                    Gartmore  Variable  Insurance  Trust,  Gartmore  Mutual Fund
                    Capital Trust and SSgA Funds  Management,  Inc. for the GVIT
                    Equity 500 Fund  previously  filed as Exhibit  23(5)(m) with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form N-1A on  October  15,  2002,  and  herein incorporated by reference.

               (5)  Proposed Subadvisory  Agreement dated _______ __, 2002 among
                    Gartmore  Variable  Insurance  Trust,  Gartmore  Mutual Fund
                    Capital  Trust  and The  Dreyfus  Corporation  for the  GVIT
                    International Fund previously filed as Exhibit 23(5)(l) with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form N-1A on  October  15,  2002,  and  herein incorporated by reference.

                                      C-6

               (6)  Subadvisory   Agreement   dated   October   31,  1997  among
                    Nationwide  Separate  Account  Trust (now known as  Gartmore
                    Variable  Insurance Trust),  Nationwide  Advisory  Services,
                    Inc. and Strong Capital Management, Inc. for the Strong NSAT
                    Mid Cap Growth  Fund (now  known as the Strong  GVIT Mid Cap
                    Growth  Fund)  previously  filed as  Exhibit  23(5)(a)  with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form N-1A on  October  15,  2002,  and  herein incorporated by reference.

                    (a)  Amendment  dated  September 1, 1999 to the  Subadvisory
                         Agreement among Nationwide  Separate Account Trust (now
                         known as Gartmore Variable Insurance Trust), Nationwide
                         Advisory Services,  Inc., Villanova Mutual Fund Capital
                         Trust (now known as Gartmore Mutual Fund Capital Trust)
                         and Strong Capital Management, Inc. previously filed as
                         Exhibit 23(5)(a)(1) with  Post-Effective  Amendment No.
                         55 to  the  Registration  Statement  on  Form  N-1A  on
                         October 15, 2002, and herein incorporated by reference.

     (7)  Copies of each underwriting or distribution  contract between GVIT and a principal  underwriter,  and  specimens or copies of all  agreements between principal underwriters and dealers:

          (a)  Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Variable Insurance Trust and Gartmore Distribution Services, Inc.
               previously   filed  as  Exhibit   23(e)(2)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

               (1)  Proposed  Amended  Schedule A dated  _________,  2002 to the
                    Underwriting  Agreement between Gartmore Variable  Insurance
                    Trust and Gartmore  Distribution  Services,  Inc. previously filed as Exhibit 23(e)(3) with Post-Effective  Amendment No.
                    55 to the Registration Statement on Form N-1A on October 15,
                    2002, and herein incorporated by reference.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of GVIT in their capacity as such:

          Not Applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act, for securities and similar  investments of GVIT, including the schedule of remuneration:

                                      C-7

          (a)  Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Variable Insurance Trust and JPMorgan Chase Bank previously filed as  Exhibit  23(g)(2)  with  Post-Effective  Amendment  No. 62 to
               GVIT's Registration  Statement on Form N-1A (File No. 2-73024) on
               April 28, 2003, and herein incorporated by reference.

     (10) Copies of any plan entered  into by GVIT  pursuant to Rule 12b-1 under
          the  1940  Act  and  any  agreements   with  any  person  relating  to
          implementation  of the plan,  and copies of any plan  entered  into by
          GVIT pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy of the  portion  of the  minutes  of the  meeting of
          GVIT's trustees describing any action taken to revoke the plan:

          (a)  Distribution  Plan  under  Rule  12b-1  effective  May  1,  2002,
               previously   filed  as  Exhibit   23(m)(1)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

          (b)  Proposed Distribution Plan under Rule 12b-1 effective __________,
               2002  previously  filed as Exhibit  23(m)(2) with  Post-Effective
               Amendment No. 55 to the Registration Statement filed on Form N-1A on October 15, 2002, and herein incorporated by reference.

          (c)  Rule 18f-3 Plan effective May 1, 2002 previously filed as Exhibit
               23(n)(1) with Post-Effective Amendment No. 55 to the Registration
               Statement  filed on Form N-1A on  October  15,  2002,  and herein incorporated by reference.

          (d)  Proposed  Rule 18f-3 Plan  amended  effective  __________,  2002, previously  filed  with  Post-Effective  Amendment  No. 55 to the
               Registration  Statement  previously  filed as Exhibit 23(n)(2) on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

          (a)  Opinion and consent of counsel  previously filed as Exhibit 11(a)
               with the GVIT Registration  Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

     (12) An  opinion,  and  consent to its use,  of  counsel  or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus:

          Forms of Opinions and Consents of Counsel  Supporting  Tax Matters and
          Consequences to Shareholders are included in this Post-Effective

                                      C-8

          Amendment No. 2 to Registration Statement on Form N-14 as Exhibit 12.

     (13) Copies  of all  material  contracts  of GVIT not made in the  ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a)  Fund  Administration  Agreement  dated  November  1,  1997  among
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance   Trust)  and  Nationwide   Advisory   Services,   Inc.
               previously   filed  as  Exhibit   23(h)(1)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

               (1)  Amendment dated September 1, 1999 to the Fund Administration
                    Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust),  Nationwide  Advisory
                    Services,  Inc. and Villanova SA Capital Trust (now known as
                    Gartmore  SA  Capital  Trust)  previously  filed as  Exhibit
                    23(h)(1)(a)  with  Post-Effective  Amendment  No.  55 to the
                    Registration Statement on Form N-1A on October 15, 2002, and
                    herein incorporated by reference.

               (2)  Amended  Exhibit A  effective  December  1, 2001 to the Fund
                    Administration  Agreement among Nationwide  Separate Account
                    Trust  (now known as  Gartmore  Variable  Insurance  Trust),
                    Nationwide Advisory Services,  Inc. and Villanova SA Capital
                    Trust (now known as  Gartmore SA Capital  Trust)  previously filed as Exhibit 23(h)(1)(c) with  Post-Effective  Amendment
                    No. 55 to the Registration Statement on Form N-1A on October
                    15, 2002, and herein incorporated by reference.

               (3)  Proposed  Exhibit  A dated  ____________,  2002 to the  Fund
                    Administration  Agreement among Gartmore Variable  Insurance
                    Trust and  Gartmore  SA Capital  Trust  previously  filed as
                    Exhibit 23(h)(1)(d) with Post-Effective  Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002,
                    and herein incorporated by reference.

          (b)  Transfer and Dividend  Disbursing  Agent Agreement dated November
               1, 1981 between  Nationwide  Separate  Account Money Market Trust
               (now known as Gartmore  Variable  Insurance  Trust) and  Heritage
               Financial   Services,   Inc.  (now  known  as  Gartmore  Investor
               Services,   Inc.)  previously  filed  as  Exhibit  23(h)(2)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

                                      C-9

               (1)  Amendment  dated  September  3,  1982  to the  Transfer  and
                    Dividend   Disbursing  Agent  Agreement  between  Nationwide
                    Separate  Account  Trust  (now  known as  Gartmore  Variable
                    Insurance Trust) and Heritage Financial Services,  Inc. (now
                    known as Gartmore Investor Services,  Inc.) previously filed as Exhibit 23(h)(2)(a) with Post-Effective  Amendment No. 55 to the  Registration  Statement  on Form N-1A on October 15,
                    2002, and herein incorporated by reference.

               (2)  Amendment  dated  May  1,  1999  to  Transfer  and  Dividend
                    Disbursing Agent Agreement among Nationwide Separate Account
                    Trust (now known as Gartmore  Variable  Insurance Trust) and
                    Nationwide  Investors Services,  Inc. (now known as Gartmore
                    Investor   Services,   Inc.)  previously  filed  as  Exhibit
                    (h)(2)(b)  with  Post-Effective  Amendment  No.  55  to  the
                    Registration Statement on Form N-1A on October 15, 2002, and
                    herein incorporated by reference.

               (3)  Amended Exhibit A effective December 1, 2001 to the Transfer and Dividend  Disbursing  Agent Agreement  among  Nationwide
                    Separate  Account  Trust  (now  known as  Gartmore  Variable
                    Insurance  Trust) and Nationwide  Investors  Services,  Inc.
                    (now known as Gartmore Investor  Services,  Inc.) previously filed as Exhibit 23(h)(2)(d) with  Post-Effective  Amendment
                    No. 55 to the Registration Statement on Form N-1A on October
                    15, 2002, and herein incorporated by reference.

               (4)  Proposed Amended Exhibit A dated  ____________,  2002 to the
                    Transfer  and  Dividend  Disbursing  Agent  Agreement  among
                    Gartmore  Variable  Insurance  Trust and Gartmore  Investors
                    Services,  Inc. previously filed as Exhibit 23(h)(2)(e) with
                    Post-Effective   Amendment   No.  55  to  the   Registration
                    Statement  on Form N-1A on  October  15,  2002,  and  herein incorporated by reference.

          (c)  Administrative Services Plan, effective May 31, 2000, and Form of
               Servicing Agreement  previously filed as Exhibit 23(h)(3)(a) with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

               (1)  Amendment dated May 31, 2000 to the Administrative  Services
                    Plan   previously   filed  as   Exhibit   23(h)(3)(a)   with
                    Post-Effective   Amendment   No.  43  to  the   Registration
                    Statement   on  Form  N-1A  on  May  1,  2001,   and  herein
                    incorporated by reference.

                                      C-10

               (2)  Amended   Exhibit   A   dated   October   2,   2001  to  the
                    Administrative  Services  Plan  previously  filed as Exhibit
                    23(h)(3)(b)  with  Post-Effective  Amendment  No.  51 to the
                    Registration  Statement  on Form N-1A on March 1, 2002,  and
                    herein incorporated by reference.

               (3)  Form of Amended Exhibit A dated  ____________,  2002, to the
                    Administrative  Services  Plan  previously  filed as Exhibit
                    23(h)(3)(c)   with   Post-Effective   Amendment  No.  55  to
                    Registration  Statement on Form N-1A on October 15, 2002 and
                    herein incorporated by reference.

          (d)  Expense  Limitation  Agreement  dated  October 15,  2002  between
               Gartmore  Variable  Insurance  Trust  and  Gartmore  Mutual  Fund
               Capital  Trust  previously  filed  as  Exhibit  23(h)(4)(d)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

               (1)  Amended  Exhibit A to  Expense  Limitation  Agreement  dated
                    October 15,  2002,  as amended  ___________,  2003,  between
                    Gartmore  Variable  Insurance Trust and Gartmore Mutual Fund
                    Capital  Trust  previously  filed as Exhibit  23(h)(4)(d)(1)
                    with  Post-Effective  Amendment  No. 55 to the  Registration
                    Statement  on Form N-1A on  October  15,  2002,  and  herein incorporated by reference.

          (e)  Proposed  Expense  Limitation  Agreement dated  __________,  2003 between  Gartmore  Variable  Insurance  Trust and Gartmore Mutual
               Fund Capital Trust previously  filed as Exhibit  23(h)(4)(c) with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act:

          (a)  Consent of independent  auditors  previously  filed as Exhibit 14 with the GVIT Registration  Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

     (15) all financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement:

                                      C-11

          (a)  Power of Attorney for Joseph J. Gasper,  Charles E. Allen,  Paula
               H.J.  Cholmondeley,  C. Brent Devore,  Robert M. Duncan,  Barbara
               Hennigar,  Paul J. Hondros,  Thomas J. Kerr, IV, Douglas Kridler,
               Arden L.  Shisler,  and David C. Wetmore  dated  January 1, 2001, previously  filed as  Exhibit  16(a)  with the GVIT  Registration
               Statement   on  Form  N-14  on  November  4,  2002,   and  herein
               incorporated by reference.

          (b)  Power of  Attorney  for  Gerald J.  Holland  dated  March 1, 2001
               previously   filed  as  Exhibit   23(q)(3)  with   Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               March 5, 2001, and herein incorporated by reference.

          (c)  Power of Attorney for Charles E. Allen,  C. Brent Devore,  Robert
               M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV,
               Douglas Kridler,  Arden L. Shisler,  David C. Wetmore and Mark L.
               Lipson  dated March 13, 2003  previously  filed as Exhibit  16(c)
               with  Post-Effective  Amendment  No. 1 to this GVIT  Registration
               Statement  on Form N-14 on April 2, 2003 and herein  incorporated by reference.

     (17) Any additional exhibits which GVIT may wish to file:

          (a)  Statement of Additional  Information  of GVIT,  dated February 4,
               2003  previously  filed  as  Exhibit  17(a)  with  Post-Effective
               Amendment No. 1 to this GVIT Registration  Statement on Form N-14 on April 2, 2003 and herein incorporated by reference.

          (b)  The Annual  Report to  Shareholders  of GVIT for the fiscal  year ended  December 31, 2001  previously  filed as Exhibit 17(b) with the GVIT Registration Statement on Form N-14 on November 4, 2002,
               and herein incorporated by reference.

          (c)  The Semi-Annual  Report to Shareholders of GVIT for the six-month period ended June 30, 2002 previously filed as Exhibit 17(c) with the GVIT Registration Statement on Form N-14 on November 4, 2002,
               and herein incorporated by reference.

          (d)  The  Prospectus  of  Market  Street,   dated  May  10,  2002,  as
               supplemented  on October 29,  2002,  previously  filed as Exhibit
               17(d)  with   Post-Effective   Amendment   No.  1  to  this  GVIT
               Registration  Statement  on Form N-14 on April 2, 2003 and herein incorporated by reference.

          (e)  Statement of Additional  Information of Market Street,  dated May
               10, 2002,  as revised on December 12, 2002,  previously  filed as
               Exhibit  17(e) with  Post-Effective  Amendment No. 1 to this GVIT
               Registration  Statement  on Form N-14 on April 2, 2003 and herein incorporated by reference.

                                      C-12

          (f)  The Annual Report to Shareholders of Market Street for the fiscal year ended  December 31, 2001  previously  filed as Exhibit 17(f)
               with the GVIT Registration  Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

          (g)  The  Semi-Annual  Report to Shareholders of Market Street for the
               six-month  period ended June 30, 2002 previously filed as Exhibit
               17(g)  with  the  GVIT  Registration  Statement  on Form  N-14 on
               November 4, 2002, and herein incorporated by reference.

Item 17. Undertakings

     (1)  The undersigned GVIT agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the 1933 Act, the reoffering  prospectus will contain the information  called for by the applicable  registration  form for  reofferings  by persons who may be deemed underwriters,  in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned  GVIT agrees that every prospectus that is filed under paragraph  (1)  above  will be  filed as part of an  amendment  to the registration  statement  and will not be used until the  amendment  is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

                                      C-13

                                   SIGNATURES
                                   ----------

Pursuant to the  requirements  of the  Securities  Act of 1933, as amended,  the
Registrant   certifies  that  this   Post-Effective   Amendment  No.  2  to  the
Registration  Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective  Amendment No. 2 to the Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Conshohocken and State of Pennsylvania, on the 9th of May, 2003.

                                            Registrant:
                                            Gartmore Variable Insurance Trust

                                            By: /s/ Elizabeth A. Davin
                                                ----------------------
                                                Elizabeth A. Davin, Esq.
                                                Assistant Secretary

As required by the Securities Act of 1933, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                 Title                      Date
---------                                 -----                      ----

/s/ Paul J. Hondros              Principal Executive Officer,        May 9, 2003
-------------------              Trustee and Chairman
Paul J. Hondros*

/s/ Gerald J. Holland            Principal Accounting and            May 9, 2003
---------------------            Financial Officer, Treasurer
Gerald J. Holland*

/s/ Charles E. Allen             Trustee                             May 9, 2003
--------------------
Charles E. Allen*

/s/ Paula H.J. Cholmondeley      Trustee                             May 9, 2003
---------------------------
Paula H.J. Cholmondeley*

/s/ C. Brent Devore              Trustee                             May 9, 2003
-------------------
C. Brent Devore*

/s/ Robert M. Duncan             Trustee                             May 9, 2003
--------------------
Robert M. Duncan*

/s/ Barbara Hennigar             Trustee                             May 9, 2003
--------------------
Barbara Hennigar*

/s/ Thomas J. Kerr, IV           Trustee                             May 9, 2003
----------------------
Thomas J. Kerr, IV*

/s/ Douglas F. Kridler           Trustee                             May 9, 2003
----------------------
Douglas F. Kridler*

/s/ Arden L. Shisler             Trustee                             May 9, 2003
--------------------
Arden L. Shisler*

                                      C-14

/s/ David C. Wetmore             Trustee                             May 9, 2003
--------------------
David C. Wetmore*

/s/ Mark L. Lipson               Trustee                             May 9, 2003
------------------
Mark L. Lipson*

                               *By: /s/ Elizabeth A. Davin, Esq.
                                    ----------------------------
                                    Elizabeth A. Davin, Attorney-in-Fact
                                   *Pursuant to Powers-of-Attorney.

                                      C-15

                        GARTMORE VARIABLE INSURANCE TRUST
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------

(1)            Amended  Declaration  of Trust  of  Gartmore  Variable  Insurance
               Trust,  as  amended  as of March 13,  2003,  previously  filed as
               Exhibit  1(a)  with   Pre-Effective   Amendment   No.  1  to  the
               Registration   Statement   on  Form  N-14  on  April   28,   2003
               (Registration   No.   333-103908)  and  herein   incorporated  by
               reference.

(2)            Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,   of  GVIT   previously   filed  as   Exhibit   23(b)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

(4)            Agreement and Plan of  Reorganization  between Market Street Fund and GVIT,  dated  October 30, 2002,  previously  filed as Exhibit
               4(a)  with  the  GVIT  Registration  Statement  on  Form  N-14 on
               November 4, 2002, and herein incorporated by reference.

(6)(a)         Investment  Advisory  Agreement  dated  November  1,  1997  among
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance   Trust)  and  Nationwide   Advisory   Services,   Inc.
               previously   filed  as  Exhibit   23(d)(1)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

6(a)(1)        Amendment  dated  September  1, 1999 to the  Investment  Advisory
               Agreement among  Nationwide  Separate Account Trust (now known as
               Gartmore Variable Insurance Trust), Nationwide Advisory Services,
               Inc.  and  Villanova  Mutual  Fund  Capital  Trust  (now known as
               Gartmore Mutual Fund Capital Trust)  previously  filed as Exhibit
               23(d)(1)(a)   with   Post-Effective   Amendment  No.  55  to  the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

6(a)(2)        Amended  Exhibit  A  effective  May 1,  2001  to  the  Investment
               Advisory  Agreement among Nationwide  Separate Account Trust (now known as Gartmore Variable  Insurance Trust) and Villanova Mutual
               Fund  Capital  Trust (now known as Gartmore  Mutual Fund  Capital
               Trust)    previously   filed   as   Exhibit    23(d)(1)(b)   with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

6(a)(3)        Amended  Exhibit  A dated  December  1,  2001  to the  Investment
               Advisory  Agreement among Nationwide  Separate Account Trust

                                      C-16

EXHIBIT NO.    DESCRIPTION
-----------    -----------

               (now known as Gartmore  Variable  Insurance  Trust) and Villanova
               Mutual  Fund  Capital  Trust (now known as  Gartmore  Mutual Fund
               Capital Trust) previously filed with Post-Effective Amendment No.
               51 to the  Registration  Statement on Form N-1A on March 1, 2002,
               and herein incorporated by reference.

6(a)(4)        Exhibit A, as  proposed to be further  amended as of  __________,
               2002 to the Investment Advisory Agreement among Gartmore Variable
               Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed as Exhibit 23(d)(1)(d) with Post-Effective Amendment No. 55 to the  Registration  Statement on Form N-1A on October 15, 2002,
               and herein incorporated by reference.

6(b)(1)        Subadvisory  Agreement  dated  October 20, 1995 among  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust),   Nationwide  Financial  Services,  Inc.  (now  known  as
               Nationwide  Advisory Services,  Inc.) and The Dreyfus Corporation
               previously  filed  as  Exhibit  23(d)(3)(a)  with  Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

6(b)(1)(a)     Amendment dated  September 1, 1999 to the  Subadvisory  Agreement among  Nationwide  Separate  Account Trust (now known as Gartmore
               Variable Insurance Trust),  Nationwide  Advisory Services,  Inc.,
               Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual
               Fund Capital Trust) and The Dreyfus Corporation  previously filed as Exhibit 23(d)(3)(a)(1) with Post-Effective Amendment No. 55 to the Registration  Statement on Form N-1A on October 15, 2002, and
               herein incorporated by reference.

6(b)(2)        Subadvisory  Agreement  dated  October 20, 1995 among  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust),   Nationwide  Financial  Services,  Inc.  (now  known  as
               Nationwide Advisory Services,  Inc.) and Neuberger & Berman, L.P.
               (now known as Neuberger  Berman LLC) previously  filed as Exhibit
               23(d)(3)(b)   with   Post-Effective   Amendment  No.  55  to  the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

6(b)(2)(a)     Amendment dated  September 1, 1999 to the  Subadvisory  Agreement among  Nationwide  Separate  Account Trust (now known as Gartmore
               Variable Insurance Trust),  Nationwide  Financial Services,  Inc.
               (now known as  Nationwide  Advisory  Services,  Inc.),  Villanova
               Mutual  Fund  Capital  Trust (now known as  Gartmore  Mutual Fund
               Capital  Trust)  and  Neuberger  &  Berman,  L.P.  (now  known as
               Neuberger Berman LLC) previously filed as Exhibit  23(d)(3)(b)(1)
               with   Post-

                                      C-17

EXHIBIT NO.    DESCRIPTION
-----------    -----------

               Effective Amendment No. 55 to the Registration  Statement on Form
               N-1A on October 15, 2002, and herein incorporated by reference.

6(b)(3)        Subadvisory  Agreement  dated  October 20, 1995 among  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund
               Capital Trust (now known as Gartmore  Mutual Fund Capital Trust), and Strong Capital  Management,  Inc. previously filed as Exhibit
               23(d)(3)(c)   with   Post-Effective   Amendment  No.  55  to  the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

6(b)(3)(a)     Amendment dated  September 1, 1999 to the  Subadvisory  Agreement among  Nationwide  Separate  Account Trust (now known as Gartmore
               Variable Insurance Trust),  Nationwide  Advisory Services,  Inc.,
               Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual
               Fund  Capital   Trust)  and  Strong  Capital   Management,   Inc.
               previously filed as Exhibit  23(d)(3)(c)(1)  with  Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

6(b)(4)        Subadvisory  Agreement  dated  October 1, 2000  among  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust),  Villanova  Mutual  Fund  Capital  Trust  (now  known  as
               Gartmore Mutual Fund Capital Trust) and Waddell & Reed Investment
               Management Company  previously filed as Exhibit  23(d)(4)(b) with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

6(b)(4)(a)     Amendment effective January 5, 2001 to the Subadvisory  Agreement among  Nationwide  Separate  Account Trust (now known as Gartmore
               Variable  Insurance  Trust),  Villanova Mutual Fund Capital Trust
               (now known as Gartmore  Mutual Fund Capital  Trust) and Waddell &
               Reed Investment  Management  Company  previously filed as Exhibit
               23(d)(3)(d) with Post-Effective  Amendment No. 55 to Registration
               Statement  on  Form  N-1A  on  October  15,   2002,   and  herein
               incorporated by reference.

6(b)(5)        Subadvisory  Agreement  dated  August 15,  2001 among  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust),  Villanova  Mutual  Fund  Capital  Trust  (now  known  as
               Gartmore  Mutual Fund Capital Trust) and Gartmore Global Partners
               previously  filed  as  Exhibit  23(d)(3)(e)  with  Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

                                      C-18

EXHIBIT NO.    DESCRIPTION
-----------    -----------

6(c)(1)        Subadvisory  Agreement  dated  October 31, 1997 among  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust),  Nationwide  Advisory  Services,  Inc.  and  The  Dreyfus
               Corporation for the GVIT Small Cap Value Fund previously filed as
               Exhibit 23(d)(5)(d) with  Post-Effective  Amendment No. 55 to the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

6(c)(1)(a)     Amendment dated  September 1, 1999 to the  Subadvisory  Agreement among  Nationwide  Separate  Account Trust (now known as Gartmore
               Variable Insurance Trust),  Nationwide  Advisory Services,  Inc.,
               Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual
               Fund Capital Trust), and The Dreyfus Corporation previously filed as Exhibit 23(d)(5)(d)(1) with Post-Effective Amendment No. 55 to the Registration  Statement on Form N-1A on October 15, 2002, and
               herein incorporated by reference.

6(c)(2)        Subadvisory Agreement dated May 1, 2000 among Nationwide Separate
               Account Trust (now known as Gartmore  Variable  Insurance Trust),
               Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual
               Fund Capital Trust) and J.P.  Morgan  Investment  Management Inc.
               for  the  GVIT   Balanced  Fund   previously   filed  as  Exhibit
               23(d)(5)(g)   with   Post-Effective   Amendment  No.  55  to  the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

6(c)(3)        Subadvisory  Agreement dated May 1, 2002 among Gartmore  Variable
               Insurance  Trust,  Gartmore  Mutual  Fund  Capital  Trust and Van
               Kampen Asset Management,  Inc. for the GVIT Value Fund previously filed as Exhibit 23(d)(5)(k) with Post-Effective Amendment No. 55 to the  Registration  Statement on Form N-1A on October 15, 2002,
               and herein incorporated by reference.

6(c)(4)        Proposed  Subadvisory  Agreement  dated  _______  __,  2002 among
               Gartmore Variable  Insurance Trust,  Gartmore Mutual Fund Capital
               Trust and SSgA Funds  Management,  Inc.  for the GVIT  Equity 500
               Fund  previously  filed as Exhibit  23(5)(m) with  Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

6(c)(5)        Proposed  Subadvisory  Agreement  dated  _______  __,  2002 among
               Gartmore Variable  Insurance Trust,  Gartmore Mutual Fund Capital
               Trust and The Dreyfus Corporation for the GVIT International Fund
               previously   filed  as  Exhibit   23(5)(l)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15,

                                      C-19

EXHIBIT NO.    DESCRIPTION
-----------    -----------

               2002, and herein incorporated by reference.

6(c)(6)        Subadvisory  Agreement  dated  October 31, 1997 among  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust),  Nationwide  Advisory  Services,  Inc. and Strong Capital
               Management,  Inc.  for the Strong  NSAT Mid Cap Growth  Fund (now
               known as the Strong GVIT Mid Cap Growth Fund) previously filed as
               Exhibit  23(5)(a)  with  Post-Effective  Amendment  No. 55 to the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

6(c)(6)(a)     Amendment dated  September 1, 1999 to the  Subadvisory  Agreement among  Nationwide  Separate  Account Trust (now known as Gartmore
               Variable Insurance Trust),  Nationwide  Advisory Services,  Inc.,
               Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual
               Fund  Capital   Trust)  and  Strong  Capital   Management,   Inc.
               previously  filed  as  Exhibit  23(5)(a)(1)  with  Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

7(a)           Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Variable Insurance Trust and Gartmore Distribution Services, Inc.
               previously   filed  as  Exhibit   23(e)(2)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

7(a)(1)        Proposed  Amended  Schedule  A  dated  _________,   2002  to  the
               Underwriting  Agreement between Gartmore Variable Insurance Trust and Gartmore  Distribution  Services,  Inc.  previously  filed as
               Exhibit  23(e)(3)  with  Post-Effective  Amendment  No. 55 to the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

9(a)           Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Variable Insurance Trust and JPMorgan Chase Bank previously filed as  Exhibit  23(g)(2)  with  Post-Effective  Amendment  No. 62 to
               GVIT's Registration  Statement on Form N-1A (File No. 2-73024) on
               April 28, 2003, and herein incorporated by reference.

10(a)          Distribution  Plan  under  Rule  12b-1  effective  May  1,  2002,
               previously   filed  as  Exhibit   23(m)(1)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

10(b)          Proposed Distribution Plan under Rule 12b-1 effective __________,
               2002  previously  filed as Exhibit  23(m)(2) with  Post-Effective

                                      C-20

EXHIBIT NO.    DESCRIPTION
-----------    -----------

               Amendment No. 55 to the Registration Statement filed on Form N-1A on October 15, 2002, and herein incorporated by reference.

10(c)          Rule 18f-3 Plan effective May 1, 2002 previously filed as Exhibit
               23(n)(1) with Post-Effective Amendment No. 55 to the Registration
               Statement  filed on Form N-1A on  October  15,  2002,  and herein incorporated by reference.

10(d)          Proposed  Rule 18f-3 Plan  amended  effective  __________,  2002, previously  filed  with  Post-Effective  Amendment  No. 55 to the
               Registration  Statement  previously  filed as Exhibit 23(n)(2) on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

11             Opinion and consent of counsel  previously filed as Exhibit 11(a)
               with the GVIT Registration  Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

12             Forms of Opinions and Consents of Counsel  Supporting Tax Matters
               and   Consequences   to   Shareholders   are   included  in  this
               Post-Effective  Amendment No. 2 to Registration Statement on Form
               N-14 as Exhibit 12.

13(a)          Fund  Administration  Agreement  dated  November  1,  1997  among
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance   Trust)  and  Nationwide   Advisory   Services,   Inc.
               previously   filed  as  Exhibit   23(h)(1)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

13(a)(1)       Amendment  dated  September  1,  1999 to the Fund  Administration
               Agreement among  Nationwide  Separate Account Trust (now known as
               Gartmore Variable Insurance Trust), Nationwide Advisory Services,
               Inc.  and  Villanova  SA Capital  Trust (now known as Gartmore SA
               Capital  Trust)  previously  filed as  Exhibit  23(h)(1)(a)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(a)(2)       Amended  Exhibit  A  effective  December  1,  2001  to  the  Fund
               Administration  Agreement among Nationwide Separate Account Trust
               (now known as  Gartmore  Variable  Insurance  Trust),  Nationwide
               Advisory Services, Inc. and Villanova SA Capital Trust (now known as  Gartmore  SA  Capital  Trust)  previously  filed  as  Exhibit
               23(h)(1)(c)   with   Post-Effective   Amendment  No.  55  to  the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

                                      C-21

EXHIBIT NO.    DESCRIPTION
-----------    -----------

13(a)(3)       Proposed  Exhibit  A  dated   ____________,   2002  to  the  Fund
               Administration  Agreement among Gartmore Variable Insurance Trust and  Gartmore  SA  Capital  Trust  previously  filed  as  Exhibit
               23(h)(1)(d)   with   Post-Effective   Amendment  No.  55  to  the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

13(b)          Transfer and Dividend  Disbursing  Agent Agreement dated November
               1, 1981 between  Nationwide  Separate  Account Money Market Trust
               (now known as Gartmore  Variable  Insurance  Trust) and  Heritage
               Financial   Services,   Inc.  (now  known  as  Gartmore  Investor
               Services,   Inc.)  previously  filed  as  Exhibit  23(h)(2)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(b)(1)       Amendment  dated  September  3, 1982 to the Transfer and Dividend
               Disbursing Agent Agreement  between  Nationwide  Separate Account
               Trust  (now  known as  Gartmore  Variable  Insurance  Trust)  and
               Heritage Financial Services, Inc. (now known as Gartmore Investor
               Services,  Inc.)  previously  filed as Exhibit  23(h)(2)(a)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(b)(2)       Amendment  dated  May  1,  1999  to  the  Transfer  and  Dividend
               Disbursing  Agent Agreement  among  Nationwide  Separate  Account
               Trust  (now  known as  Gartmore  Variable  Insurance  Trust)  and
               Nationwide  Investors  Services,  Inc.  (now  known  as  Gartmore
               Investor  Services,  Inc.) previously filed as Exhibit  (h)(2)(b)
               with   Post-Effective   Amendment  No.  55  to  the  Registration
               Statement  on  Form  N-1A  on  October  15,   2002,   and  herein
               incorporated by reference.

13(b)(3)       Amended Exhibit A effective  December 1, 2001 to the Transfer and
               Dividend  Disbursing  Agent Agreement among  Nationwide  Separate
               Account Trust (now known as Gartmore  Variable  Insurance  Trust)
               and Nationwide  Investors  Services,  Inc. (now known as Gartmore
               Investor Services,  Inc.) previously filed as Exhibit 23(h)(2)(d)
               with   Post-Effective   Amendment  No.  55  to  the  Registration
               Statement  on  Form  N-1A  on  October  15,   2002,   and  herein
               incorporated by reference.

13(b)(4)       Proposed  Amended  Exhibit  A  dated  ____________,  2002  to the
               Transfer and Dividend  Disbursing  Agent Agreement among Gartmore
               Variable  Insurance Trust and Gartmore Investors  Services,  Inc.
               previously  filed  as  Exhibit  23(h)(2)(e)  with  Post-Effective

                                      C-22

EXHIBIT NO.    DESCRIPTION
-----------    -----------

               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

13(c)          Administrative  Services Plan  effective May 31, 2000 and Form of
               Servicing Agreement  previously filed as Exhibit 23(h)(3)(a) with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(c)(1)       Amendment dated May 31, 2000 to the Administrative  Services Plan previously  filed  as  Exhibit  23(h)(3)(a)  with  Post-Effective
               Amendment  No. 43 to the  Registration  Statement on Form N-1A on
               May 1, 2001, and herein incorporated by reference.

13(c)(2)       Amended  Exhibit A dated  October  2, 2001 to the  Administrative
               Services  Plan  previously  filed  as  Exhibit  23(h)(3)(b)  with
               Post-Effective  Amendment No. 51 to the Registration Statement on
               Form N-1A on March 1, 2002, and herein incorporated by reference.

13(c)(3)       Form of  Amended  Exhibit  A  dated  ____________,  2002,  to the
               Administrative   Services  Plan   previously   filed  as  Exhibit
               23(h)(3)(c) with Post-Effective  Amendment No. 55 to Registration
               Statement   on  Form  N-1A  on  October   15,   2002  and  herein
               incorporated by reference.

13(d)          Expense  Limitation  Agreement  dated  October 15,  2002  between
               Gartmore  Variable  Insurance  Trust  and  Gartmore  Mutual  Fund
               Capital  Trust  previously  filed  as  Exhibit  23(h)(4)(d)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(d)(1)       Amended  Exhibit  A to the  Expense  Limitation  Agreement  dated
               October 15, 2002, as amended ___________,  2003, between Gartmore
               Variable  Insurance  Trust and Gartmore Mutual Fund Capital Trust
               previously filed as Exhibit  23(h)(4)(d)(1)  with  Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

13(e)          Proposed  Expense  Limitation  Agreement dated  __________,  2003 between  Gartmore  Variable  Insurance  Trust and Gartmore Mutual
               Fund Capital Trust previously  filed as Exhibit  23(h)(4)(c) with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

14             Consent of independent  auditors  previously  filed as Exhibit 14 with the GVIT Registration  Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

                                      C-23

EXHIBIT NO.    DESCRIPTION
-----------    -----------

16(a)          Power of Attorney for Joseph J. Gasper,  Charles E. Allen,  Paula
               H.J.  Cholmondeley,  C. Brent Devore,  Robert M. Duncan,  Barbara
               Hennigar,  Paul J. Hondros,  Thomas J. Kerr, IV, Douglas Kridler,
               Arden L.  Shisler,  and David C. Wetmore  dated  January 1, 2001, previously  filed as  Exhibit  16(a)  with the GVIT  Registration
               Statement   on  Form  N-14  on  November  4,  2002,   and  herein
               incorporated by reference.

16(b)          Power of  Attorney  for  Gerald J.  Holland  dated  March 1, 2001
               previously   filed  as  Exhibit   23(q)(3)  with   Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               March 5, 2001, and herein incorporated by reference.

16(c)          Power of Attorney for Charles E. Allen,  C. Brent Devore,  Robert
               M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV,
               Douglas Kridler,  Arden L. Shisler,  David C. Wetmore and Mark L.
               Lipson  dated March 13, 2003  previously  filed as Exhibit  16(c)
               with  Post-Effective  Amendment  No. 1 to this GVIT  Registration
               Statement  on Form N-14 on April 2, 2003 and herein  incorporated by reference.

17(a)          Statement of Additional  Information  of GVIT,  dated February 4,
               2003  previously  filed  as  Exhibit  17(a)  with  Post-Effective
               Amendment No. 1 to this GVIT Registration  Statement on Form N-14 on April 2, 2003 and herein incorporated by reference.

17(b)          The Annual  Report to  Shareholders  of GVIT for the fiscal  year ended  December 31, 2001  previously  filed as Exhibit 17(b) with the GVIT Registration Statement on Form N-14 on November 4, 2002,
               and herein incorporated by reference.

17(c)          The Semi-Annual  Report to Shareholders of GVIT for the six-month period ended June 30, 2002 previously filed as Exhibit 17(c) with the GVIT Registration Statement on Form N-14 on November 4, 2002,
               and herein incorporated by reference.

17(d)          The  Prospectus  of  Market  Street,   dated  May  10,  2002,  as
               supplemented  on October 29,  2002,  previously  filed as Exhibit
               17(d)  with   Post-Effective   Amendment   No.  1  to  this  GVIT
               Registration  Statement  on Form N-14 on April 2, 2003 and herein incorporated by reference.

17(e)          Statement of Additional  Information of Market Street,  dated May
               10,  2002,  as revised  December 12,  2002,  previously  filed as
               Exhibit  17(e) with  Post-Effective  Amendment No. 1 to this GVIT
               Registration  Statement  on Form N-14 on April 2, 2003 and herein incorporated by reference.

                                      C-24

EXHIBIT NO.    DESCRIPTION
-----------    -----------

17(f)          The Annual Report to Shareholders of Market Street for the fiscal year ended  December 31, 2001  previously  filed as Exhibit 17(f)
               with the GVIT Registration  Statement on Form N-14 on November 4,
               2002, and herein incorporated by reference.

17(g)          The  Semi-Annual  Report to Shareholders of Market Street for the
               six-month  period ended June 30, 2002 previously filed as Exhibit
               17(g)  with  the  GVIT  Registration  Statement  on Form  N-14 on
               November 4, 2002, and herein incorporated by reference.

                                      C-25